Investment Objectives and Goals - Neiman Large Cap Value Fund	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Neiman Large Cap Value Fund seeks long-term capital appreciation.